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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999

Check here if Amendment  [ ]                     Amendment No.:    _______
       This Amendment (Check only one):          [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Bayard D. Waring
Address:    c/o Amelia Peabody Foundation
            One Hollis Street
            Wellesley, MA 02482

Form 13F File Number:     028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring        Gloucester, Massachusetts       January 18, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.     Name

28-05989              Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $ 5,209(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.      Name

1.       28-05993               Philip B. Waring


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           FORM 13F INFORMATION TABLE

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       COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8

    Name of Issuer          Title of Class   CUSIP       Value     Shrs or  Sh/ Put/    Investment     Other       Voting Authority
                                                       (X $1000)   Prn Amt  Prn Call    Discretion    Managers  Sole   Shared   None
American Power Conversion
Corp                            Common     029066107        57     3,000      SH      Shared - Other      1     3,000

Amerigas Partners Common
Units                           Common     030975106        74     4,000      SH      Shared - Other      1     4,000

Applied Materials Inc           Common     038222105       311     4,000      SH      Shared - Other      1     4,000

Baker Hughes                    Common     057224107       116     4,000      SH      Shared - Other      1     4,000

Cendant Corp Income Prides
7.5% Con PFD                    Preferred  151313301       233     8,000      SH      Shared - Other      1     8,000

Cendant Corp                    Common     151313103        89     5,000      SH      Shared - Other      1     5,000

Chase Manhattan                 Common     16161A108       302     4,000      SH      Shared - Other      1     4,000

Cisco Systems Inc               Common     17275R102       480     7,000      SH      Shared - Other      1     7,000

Citigroup                       Common     172967101       132     3,000      SH      Shared - Other      1     3,000

Duff & Phelps Util &
Corp BD TR                      Common     26432K108        33     2,500      SH      Shared - Other      1     2,500

EGlobe, Inc.                    Common     282339100        19     6,000      SH      Shared - Other      1     6,000

EM Net                          Common     268709102        19     5,000      SH      Shared - Other      1     5,000

EMC                             Common     268648102       428     6,000      SH      Shared - Other      1     6,000

Global Marine                   Common     379352404        66     4,000      SH      Shared - Other      1     4,000

Health South Corp.              Common     421924101        37     6,000      SH      Shared - Other      1     6,000

Hospitality Prop.               Common     44106M102       116     5,000      SH      Shared - Other      1     5,000

Intel Corp                      Common     458140100       297     4,000      SH      Shared - Other      1     4,000

Johnson & Johnson               Common     478160104        63      700       SH      Shared - Other      1       700

Kinder Morgan Energy
Partners LP Unit LTD            Common     494550106        87     2,000      SH      Shared - Other      1      2,000

Lucent Technologies Inc         Common     549463107       195     3,000      SH      Shared - Other      1      3,000

MCI Worldcom                    Common     55268B106       359     5,000      SH      Shared - Other      1      5,000

Microsoft Corp.                 Common     594918104        64      700       SH      Shared - Other      1       700

Nextel                          Common     65332V103       271     4,000      SH      Shared - Other      1      4,000

Oracle Corp                     Common     68389X105       137     3,000      SH      Shared - Other      1      3,000

Real Networks                   Common     75605L104       105     1,000      SH      Shared - Other      1      1,000

RF Micro Devices                Common     749941100       137     3,000      SH      Shared - Other      1      3,000

State Street Corp               Common     857477103       259     4,000      SH      Shared - Other      1      4,000

Sun Microsystems Inc            Common     866810104       558     6,000      SH      Shared - Other      1      6,000

Titan Corp.                     Common     888266103        86     6,000      SH      Shared - Other      1      6,000

Wells Fargo                     Common     949746101        79     2,000      SH      Shared - Other      1      2,000

                                                         5,209
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